Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management Objective And Policies [Abstract]
Disclosure of financial assets that are either past due or impaired
Maximum exposure and staging as of December 31, 2020 and 2021
As of December
 31, 2020

	12-month ECLs	Lifetime ECLs			HK$
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$
Accounts receivable*	21,165,253	—	—	56,184,997	77,350,250
Financial assets included in prepayments, deposits and other receivables
—Normal**	1,650,827	—	—	—	1,650,827
—Doubtful**	—	—	—	—	—
Due from immediate holding company
—Normal**	6,477,266,499	—	—	—	6,477,266,499
—Doubtful**	—	—	—	—	—
Other assets
—Not yet past due	197,309,175	—	—	—	197,309,175
Cash and bank balances
—Not yet past due	453,966,764	—	—	—	453,966,764

	7,151,358,518	—	—	56,184,997	7,207,543,515

*
For accounts receivable to which the Group applies the simplified approach for impairment, information based on the provision matrix and internal credit rating mentioned in Note 11 to the consolidated financial statements.

**
The credit quality of the financial assets included in prepayments, deposits and other receivables, and due from immediate holding company is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition; “doubtful” when there has been significant increase in credit risk since initial recognition through information developed internally or externally; “loss” when there is evidence indicating the asset is credit-impaired: and “
write-off
” when there is evidence indicating that the debtor is in severe financial difficulty and Group has no realistic prospect of recovery.

As of December 31, 2021

	12-month ECLs	Lifetime ECLs			HK$
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$
Accounts receivable*	21,545,865	—	—	64,968,815	86,514,680
Financial assets included in prepayments, deposits and other receivables
—Normal**	1,196,110	—	—	—	1,196,110
—Doubtful**	—	—	—	—	—
Due from immediate holding company
—Normal**	2,144,975,230	—	—	—	2,144,975,230
—Doubtful**	—	—	—	—	—
Other assets
— Not yet past due	136,065,738	—	—	—	136,065,738
Cash and bank balances
— Not yet past due	526,206,108	—	—	—	526,206,108

	2,829,989,051	—	—	64,968,815	2,894,957,866

*
For accounts receivable to which the Group applies the simplified approach for impairment, information based on the provision matrix and internal credit rating mentioned in Note 11 to the consolidated financial statements.

**
The credit quality of the financial assets included in prepayments, deposits and other receivables and due from immediate holding company is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition; “doubtful” when there has been significant increase in credit risk since initial recognition through information developed internally or externally; “loss” when there is evidence indicating the asset is credit-impaired: and “
write-off
” when there is evidence indicating that the debtor is in severe financial difficulty and Group has no realistic prospect of recovery.

Disclosure of maturity analysis for non-derivative financial liabilities

The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	As of December 31, 2020
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	201,986,202	—	—	201,986,202
Bank borrowings	2.1%	233,493,790	—	—	233,493,790
Financial liabilities included in other payables and accruals	N/A	54,136,011	—	—	54,136,011
Convertible bond	7.8%	—	—	124,606,940	124,606,940

		489,616,003	—	124,606,940	614,222,943

	As of December 31, 2021
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	155,020,918	—	—	155,020,918
Bank borrowings	2.1%	390,926,836	2,631,251	—	393,558,087
Financial liabilities included in other payables and accruals	N/A	72,029,390	—	—	72,029,390
Convertible bond	7.8%	—	—	125,319,026	125,319,026

		617,977,144	2,631,251	125,319,026	745,927,421